Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Apr. 08, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MarketVector Digital Native Economy Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MarketVector Digital Native Economy Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
MVIS® Global Gaming Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MVIS Global Gaming Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent			3.48%	(0.49%)	5.14%
MSCI ACWI Net TR Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Net TR Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent			22.34%	11.19%	11.72%
VanEck Digital Native Economy ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Digital Native Economy ETF (return before taxes)*
Average Annual Return, Percent			3.32%	(0.92%)	4.77%
VanEck Digital Native Economy ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	VanEck Digital Native Economy ETF (return after taxes on distributions)*
Average Annual Return, Percent	[1]		2.29%	(1.42%)	4.14%
VanEck Digital Native Economy ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Digital Native Economy ETF (return after taxes on distributions and sale of Fund Shares)*
Average Annual Return, Percent			2.30%	(0.79%)	3.64%

[1]	Prior to April 8, 2026, the Fund sought to replicate, as closely as possible, before fees and expenses, the price and yield performance of the Prior Index. Therefore, performance information prior to market close on April 8, 2026 reflects the performance of the Fund seeking to replicate the Prior Index.